Share-based payments	3 Months Ended
Mar. 31, 2022
Share-based payments
Share-based payments

12 Share-based payments

Expenses from share-based payment arrangements

During the three months ended March 31, 2022 and March 31, 2021, the following share-based payment arrangements existed leading to the expenses included in general administrative expenses for services received during the respective periods:

	For the three months ended March 31
in EUR k	2022	2021
Expenses arising from equity-settled share-based payment transactions
- Grants to management board and employees	470	429
- Grants to new CEO	113	799
- Supervisory board grant, including ESOP 2019	415	814
- Forfeiture of management board grants	(179)	—
- Expected forfeiture of management board grants	(2,775)	—
Total expenses arising from share‑based payment transactions	(1,957)	2,042

Share-based award activity

A detailed description of the Company’s share-based payment arrangements is included in Note 20 of the Group’s annual consolidated financial statements for the year ended December 31, 2021. During the three months ended March 31, 2022 there were no changes to the terms and conditions of the Company’s share-based payment arrangements.

The following table presents a summary the Company’s share-based payment arrangement activity for the three months ended March 31, 2022.

	ESOP 2017		2019-2022 awards (1)
Number of awards (options and restricted stock units "RSUs")	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1, 2022	357,440	0.12	185,077	11.76	1,803,968	—
Granted during the year(1)	—	0.12	—	—	647,056	—
Exercised during the year	—	0.12	—	—	(34,498)	—
Forfeited during the year	—	0.12	—	—	(60,340)
Expected forfeited during the year	—	0.12	—	—	(754,572)
Outstanding as of March 31, 2022	357,440	0.12	185,077	11.76	1,601,614	—
Vested as of March 31, 2022	357,440		115,758		448,144
Exercisable as of March 31, 2022	357,440		115,758		448,144

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(1)	The granted and outstanding options and RSUs do not include the number of RSUs and options to be granted to certain supervisory board members annually in 2022 and thereafter, as these depend on the trailing volume-weighted average stock price of the Company.

The option and RSUs for the years 2019-2021 as reported in the table above reflect the activity related to the share-based payment awards under ESOP 2019, awards for management board, new CEO awards in 2022, and awards for supervisory board and employees.

Grants awarded

During the three months ended March 31, 2022 the following awards were granted:

Award Type (2019 Plan)	Market/ Performance Based Vesting Conditions	Number of Awards	Vesting Conditions	Expiration Date
RSUs	No	166,667	Vest in four equal tranches over a four-year period on each anniversary of the grant date (starting February 1, 2023)	10th anniversary of Grant Date
RSUs	Yes	174,394	Vest in four equal tranches over a four-year period on each anniversary of the grant date (starting February 1, 2023)	10th anniversary of Grant Date
RSUs	Yes	Up to 275,000	Vest in full after a change of control of the Group	10th anniversary of Grant Date
RSUs	No	30,995	Vest in four equal tranches over a four-year period on each anniversary of the grant date (starting January 1, 2023)	10th anniversary of Grant Date

New CEO Awards

On February 1, 2022, the CEO was awarded 174,394 initial performance RSUs subject to time-vesting and performance-vesting (“Performance-vested RSUs”), 166,667 initial time-vested RSUs subject to only time-vesting (“Time-vested RSUs”), and a number of RSUs equal to CHF 200,000 divided by the VWAP calculated as of the date of grant and 44,444 annual RSUs (together, “Annual RSUs”). All RSUs have a maturity of 10 years, are settled with ordinary shares and have no exercise price. In case of a termination of the service agreement by the CEO, all unvested RSUs will be forfeited to the extent they have remained unvested following the expiration of a 12 month period after termination.

Performance-vested RSUs also have a market condition that 50% of the Performance-vested RSUs vest only if the VWAP exceeds USD 12 and the remaining 50% of the Performance-vested RSUs vest if the VWAP exceeds USD 15. The Time-vested RSUs are not subject to any performance conditions, so their fair value equals the share price at grant date (after deduction of expected dividends during the respective vesting period, if any). The fair value for the Performance-vested RSUs is calculated by using an appropriate option pricing model (as described below) as these RSUs are subject to a market performance condition. Both Performance-vested RSUs and Time-vested RSUs vest over four years in four equal installments after the grant date and are recognized using the graded vesting method.

The fair value of the Performance-vested RSUs as of the grant date was determined using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. The key assumptions used to derive the Performance-vested RSUs value are set out below:

	Tranche 1	Tranche 2
Share price at grant date (USD)	4.42	4.42
Fair value	2.10	1.60
Vesting hurdle	12	15
Date to reach vesting hurdle	January 1, 2024	January 1, 2024
Expected volatility	80%	80%
Risk-free rate	1.1	1.1
Time to vesting hurdle year	1.91	1.91
Dividend yield	nil	nil

With regard to the Annual RSUs, the CEO will receive an annual number of RSUs, starting from 2023, that will vest in four equal annual installments. Although the allocation of RSUs will be done in the future, the CEO must stay with Centogene during the period until the allocation of an annual grant of RSUs. Since these RSUs include a service condition, expenses regarding the services received are recognized starting from February 1, 2022. The CEO’s service agreement does not specify any end date for granting such annual RSUs, therefore the Company estimates the duration of her service period as four years, which is the duration of the CEO’s appointment by the Supervisory Board. The fair value of each grant of Annual RSUs is measured at each reporting date until the respective grant date is reached and the expenses are adjusted to this new fair value.

In the event of a change in control of the Company, all granted RSUs will vest immediately including a maximum of 275,000 additional RSUs (the “M&A RSUs”) which have the same grant date as the Time-vested RSUs and Performance-vested RSUs. The number of M&A RSU will be determined based on the share price at the occurrence of a change of control. Accordingly, the CEO will receive 200,000 M&A RSUs if the three-month VWAP prior to change of control is between USD 5 and USD 15 and 275,000 M&A RSUs if it is more than USD 15.

M&A RSUs are already promised within the service agreement, therefore, the grant date is the same as for the Time-vested RSUs and Performance-vested RSUs. This is also the date on which the fair value of the M&A RSUs were determined using a Black-Scholes-Merton model in the amount of EUR 156k. However, since the M&A RSUs will vest only if there is an occurrence of a change of control, which is not deemed probable by management in the foreseeable future, the Group did not account for these RSUs.

The remaining 30,995 RSUs were granted to management, subject to the terms of the 2019 Plan, the applicable award agreements and the terms specified in the authorization from the Supervisory Board for this purpose. The RSUs will vest in four equal tranches over a four-year period starting January 1, 2023. The grant date fair value of these grants will be recognized in profit or loss over the service period by using the graded approach.

The 30,995 RSUs referred to above have no performance-based vesting conditions and are to be settled in shares and expire on the 10th anniversary of the grant date.

The fair value of the 30,995 RSUs is based on the observed value of the underlying shares. As no dividend payments are expected over the vesting period, no further adjustment is required. The weighted average fair value of RSUs granted under the 2019 Plan during the three months ended March 31, 2022 was USD 3.23.

Exercises

During the three months ended March 31, 2022, 34,498 RSUs related to the 2020 management board and employment grant were exercised. The weighted average share price at the date of exercise was USD 4.78.

Forfeitures

On February 1, 2022, Andrin Oswald (the “Former CEO”) stepped down from his position and signed a separation agreement. Pursuant to his separation agreement, all unvested RSUs held by the Former CEO under the Company’s long term incentive plan continued to vest in accordance with their terms through the date of his termination on April 30, 2022. However, the number of RSUs he would receive would not exceed 62,284 RSUs. As a result, 69,428 RSUs were vested and the remaining unvested RSUs granted to the Former CEO were forfeited on the termination date as of April 30, 2022. Since the Former CEO has a right to only 62,284 RSUs, the remaining 7,144 RSUs from the total vested RSUs were cancelled. Expenses related to total unvested RSUs in the amount of EUR 2,775k that had been recognized in the financial statements in the previous periods were reversed during the three-month period ended March 31, 2022. This amount excludes the 69,428 RSUs vested, of which 62,284 RSUs vested pursuant to his separation agreement and 7,144 RSUs were cancelled.

On February 7, 2022, the Company announced the resignation of René Just as CFO effective March 31, 2022. According to his separation agreement signed on the same date, all unvested RSUs granted to Mr. Just as of March 31, 2022 were forfeited automatically without compensation for the loss of such RSUs. Since none of the RSUs granted to Mr. Just were vested, total RSUs in the amount of EUR 179k that had been recognized in the financial statements in the previous periods were reversed during the three-month period ended March 31, 2022.